SEGMENT REPORTING	12 Months Ended
Dec. 31, 2024
SEGMENT REPORTING
SEGMENT REPORTING

24.SEGMENT REPORTING

Our Chief Executive Officer, Chief Finance Officer and Chief Strategy and Investment Officer, as the CODM, organises the Company, manages resource allocations and measures performance among three operating and reportable segments: Car, E-scooter and Ebus.

The Car segment includes the design, development, manufacturing and sales of cars and related battery lease and battery charging services for cars. The E-scooter segment includes the design, development, manufacturing and sales of e-scooters and related battery lease and battery charging service for e-scooters. The Ebus segment includes the design, development, manufacturing and sales of Ebus.

A combination of multiple business activities that does not meet the quantitative thresholds to qualify as reportable segments are grouped together as “All other”. The “All other” category mainly includes sales of spare parts, rendering of after-sale services for automobiles and e-scooters and leasing activities.

Cost of Car includes materials, production cost, warranty expense, logistic costs, depreciation and amortization charges and charges to write down the carrying value of our inventory when it exceeds its estimated net realizable value.

Cost of E-scooter includes materials, production cost, warranty expense, depreciation and amortization charges and charges to write down the carrying value of our inventory when it exceeds its estimated net realizable value.

Cost of E-bus includes materials, warranty expense, depreciation and amortization charges.

Our CODM does not evaluate operating segments using asset or liability information. Accordingly, total assets for each reportable segment are not disclosed. Our CODM uses segment gross profit/loss for evaluating product pricing, cost control and optimization, inventory management and short-term cash generating ability of each segment. Information about segments presented revenues and gross profit (loss) by reportable segment were as follows:

For the year ended December 31, 2024:

					Currency: VND million
	Car	E-scooter	Ebus	All other	Total
Revenues	39,460,334	2,275,693	130,838	2,152,150	44,019,015
Cost of sales (*)	(65,593,249)	(2,620,417)	(139,630)	(943,358)	(69,296,654)
Gross loss	(26,132,915)	(344,724)	(8,792)	1,208,792	(25,277,639)
Reconciling to operating loss:	—	—	—	—	(30,121,519)
Research and development costs	—	—	—	—	(10,025,329)
Selling and distribution costs	—	—	—	—	(7,995,602)
Administrative expenses	—	—	—	—	(8,892,429)
Net other operating expenses	—	—	—	—	(3,208,159)
Operating loss	—	—	—	—	(55,399,158)

24.	SEGMENT REPORTING (continued)

For the year ended December 31, 2023 (represented):

					Currency: VND million
	Car	E-scooter	Ebus	All other	Total
Revenues	23,565,631	2,540,568	628,115	1,149,507	27,883,821
Cost of sales (*)	(37,129,034)	(3,107,640)	(532,081)	(825,977)	(41,594,732)
Gross loss	(13,563,403)	(567,072)	96,034	323,530	(13,710,911)
Reconciling to operating loss:	—	—	—	—	(28,259,742)
Research and development costs	—	—	—	—	(15,414,442)
Selling and distribution costs	—	—	—	—	(5,661,737)
Administrative expenses	—	—	—	—	(5,611,548)
Net other operating expenses	—	—	—	—	(1,572,015)
Operating loss	—	—	—	—	(41,970,653)

For the year ended December 31, 2022 (represented):

					Currency: VND million
	Car	E-scooter	Ebus	All other	Total
Revenues	10,580,719	1,531,366	847,128	968,533	13,927,746
Cost of sales (*)	(23,153,447)	(2,345,064)	(697,829)	(778,185)	(26,974,525)
Gross loss	(12,572,728)	(813,698)	149,299	190,348	(13,046,779)
Reconciling to operating loss:	—	—	—	—	(31,509,468)
Research and development costs	—	—	—	—	(21,196,862)
Selling and distribution costs	—	—	—	—	(5,222,963)
Administrative expenses	—	—	—	—	(4,210,502)
Net other operating expenses	—	—	—	—	(879,141)
Operating loss	—	—	—	—	(44,556,247)

24.	SEGMENT REPORTING (continued)

For the year ended December 31, 2024 (convenience translation):

					Currency: USD
	Car	E-scooter	Ebus	All other	Total
Revenues	1,621,546,497	93,515,225	5,376,536	88,438,463	1,808,876,721
Cost of sales	(2,695,428,354)	(107,680,994)	(5,737,826)	(38,765,483)	(2,847,612,657)
Gross loss	(1,073,881,857)	(14,165,769)	(361,290)	49,672,980	(1,038,735,936)
Reconciling to operating loss:	—	—	—	—	(1,237,785,864)
Research and development costs	—	—	—	—	(411,971,605)
Selling and distribution costs	—	—	—	—	(328,563,879)
Administrative expenses	—	—	—	—	(365,417,259)
Net other operating expenses	—	—	—	—	(131,833,121)
Operating loss	—	—	—	—	(2,276,521,800)

(*)

Depreciation and amortization included in Cost of sales for the Car segment for the years ended December 31, 2024, 2023 and 2022 was VND 8,230 billion (USD 338 million), VND 5,725 billion and VND 5,204 billion, respectively.

(*)

Depreciation and amortization included in Cost of sales for the E-scooter segment for the years ended December 31, 2024, 2023 and 2022 was VND 528 billion (USD 22 million), VND 376 billion and VND 356 billion, respectively.

(*)

Depreciation and amortization included in Cost of sales for the Ebus segment for the years ended December 31, 2024, 2023 and 2022 was VND 68 billion (USD 3 million), VND 60 billion and VND 76 billion, respectively.

The following table presents revenues by geographic area based on the sales location of the products:

	For the year ended	For the year ended
	December 31, 2022	December 31, 2023	For the year ended December 31, 2024
	VND million	VND million	VND million	USD
Vietnam	13,927,746	27,146,950	37,405,756	1,537,117,556
United States	—	159,164	2,728,411	112,118,817
Canada	—	577,707	1,906,089	78,327,068
Europe	—	—	139,026	5,712,993
Pacific – Asia	—	—	1,839,733	75,600,287
Total	13,927,746	27,883,821	44,019,015	1,808,876,721

The following table presents revenues earned from customers for each group of similar products and services:

	For the year ended	For the year ended
	December 31, 2022	December 31, 2023	For the year ended December 31, 2024
	VND million	VND million	VND million	USD
Sales of ICE vehicles and merchandise	6,688,466	220,397	106,896	4,392,685
Sales of e-cars	3,846,291	22,750,175	38,471,395	1,580,907,952
Sales of e-buses	847,128	628,115	130,838	5,376,536
Sales of e-scooters	1,385,479	1,942,249	1,537,561	63,183,111
Sale of spare parts	717,080	882,146	1,823,617	74,938,032
Rendering of aftermarket services	140,689	187,141	233,102	9,578,878
Revenue from leasing activities and other services	302,613	1,273,598	1,715,606	70,499,527
Total revenue	13,927,746	27,883,821	44,019,015	1,808,876,721

The following table presents long-lived assets by geographic area:

	For the year ended December 31, 2023	For the year ended December 31, 2024
	VND million	VND million	USD
Vietnam	76,234,650	71,376,697	2,933,088,016
United States	7,383,798	9,068,924	372,669,976
Other markets	2,585,764	3,384,119	139,063,870
Total	86,204,212	83,829,740	3,444,821,862